UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

February 28

Date of Fiscal Year End

February 28, 2022

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Focused Growth
Opportunities Fund
Annual Report
February 28, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report February 28, 2022
Eaton Vance
Focused Growth Opportunities Fund

Eaton Vance
Focused Growth Opportunities Fund
February 28, 2022
Management’s Discussion of Fund Performance†

Economic and Market Conditions
U.S. stock indexes posted strong returns for most of the 12-month period ended February 28, 2022, as investors cheered the reopening of businesses that had been affected by the COVID-19 pandemic and the rollout of several highly effective vaccines. In the final two months of the period, however, the combination of high inflation, war in Europe, and projected interest rate hikes by the U.S. Federal Reserve (the Fed) took much of the wind out of the market’s sails.
Throughout the period, significant market volatility was a frequent reminder of COVID-19’s firm grip on the U.S. and global economies. Worker shortages caused supply-chain disruptions. From computer chips to shipping containers, scarcities of key items led to temporary factory shutdowns and empty store shelves. Those shortages — combined with high demand from consumers eager to spend money saved earlier in the pandemic — led to higher year-over-year inflation than the U.S. had seen in decades.
Still, investor optimism about a recovering economy drove equity prices up during most of the period. But in September 2021, U.S. stock indexes reported negative returns, weighed down by rising COVID-19 infections and the Fed’s announcement that it might soon begin tapering its monthly bond purchases, which had stimulated the economy earlier.
In the final quarter of 2021, however, stock prices came roaring back. Even the late-November news of a new and more transmissible COVID-19 variant — Omicron — caused only a temporary market retreat. The Fed’s actions to tamp down inflation were applauded by investors, with stocks gaining ground after the announcements that tapering would begin and that three rate hikes were forecast for 2022.
But as the new year began, stock investors appeared to reevaluate the twin threats of inflation and rate hikes. Inflation remained more persistent than earlier forecast, and investors pondered how much the Fed might need to raise rates to tame it. At the same time, the Russian Federation — a significant energy supplier for much of the world and especially Europe — massed a large concentration of troops on its border with Ukraine and invaded without provocation on February 24. The threat and the subsequent reality of a shooting war in Europe rattled markets worldwide, and oil prices shot up to levels not seen in years. Nearly every major U.S. equity index posted negative returns for both January and February 2022.
For the period as a whole, however, most major U.S. indexes posted positive returns. The broad-market S&P 500® Index returned 16.39%; the blue-chip Dow Jones Industrial Average® was up 11.59%; and the technology-laden Nasdaq Composite Index rose 4.92%. Large-cap U.S. stocks, as measured by the Russell 1000® Index, outperformed their small-cap counterparts, as measured by the Russell 2000® Index — one of the few U.S. indexes to report a negative return during the period.
Fund Performance
For the 12-month period ended February 28, 2022, Eaton Vance Focused Growth Opportunities Fund (the Fund) returned (0.97)% for Class A shares at net asset value (NAV), underperforming its benchmark, the Russell 1000® Growth Index (the Index), which returned 12.55%.
Stock selections in the information technology (IT), consumer discretionary, and industrials sectors detracted from Fund performance versus the Index, as did stock selections and an overweight position, relative to the Index, in the health care sector.
Within the IT sector, underweighting computer and cell phone hardware and services firm Apple, Inc. (Apple), and selling Apple out of the Fund early in the period, detracted from performance relative to the Index. Apple’s stock price rose as its hardware sales proved sustainable in the aftermath of the pandemic and its services business continued to grow.
Elsewhere in IT, the Fund’s overweight position in online payments processor PayPal Holdings, Inc. (PayPal) also detracted from relative returns. PayPal’s stock price declined as the company failed to grow its user base in line with company projections and altered its growth strategy to focus on fewer but higher value users. By period-end, PayPal was sold out of the Fund.
In the health care sector, the Fund’s overweight position in 10x Genomics, Inc., a biotechnology firm that produces gene sequencing technology used in scientific research, hurt relative performance as well. The firm’s stock price declined as some clients pulled back on non-Covid research during the period and a new product offering was delayed until the second half of 2022.
In contrast, stock selection and an overweight position in the energy sector — the best-performing sector in both the Index and the Fund during the period — contributed to Fund performance versus the Index. The Fund’s sole position in the sector, oil and gas exploration and production company EOG Resources, Inc. (EOG), was initiated in July 2021 and performed strongly as the price of crude oil recovered from a deep slump early in the pandemic and rose further after Russia invaded Ukraine.
Contributors to relative performance in other sectors included not owning Facebook parent and Index component Meta Platforms, Inc. (Meta) in the communication services sector and an overweight position in health benefits provider UnitedHealth Group, Inc. (UnitedHealth) in the health care sector.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Focused Growth Opportunities Fund
February 28, 2022
Management’s Discussion of Fund Performance† — continued

Meta’s stock price fell as Facebook announced a first-ever decline in its user base in the fourth quarter of 2021 amid increasing competition from TikTok and other social applications. Meta also warned of a significant loss of advertising dollars in the wake of an Apple iOS upgrade that made it harder for advertisers to target Facebook users. UnitedHealth’s stock price rose as it reported strong subscriber growth for its Medicare Advantage plans and lower-than-expected health care utilization — which reduced UnitedHealth’s insurance payouts — driven by the Covid-19 pandemic.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
3

Eaton Vance
Focused Growth Opportunities Fund
February 28, 2022
Performance

Portfolio Manager(s) Lewis R. Piantedosi and Douglas R. Rogers, CFA, CMT
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	03/07/2011	03/07/2011	(0.97)%	17.24%	15.50%
Class A with 5.75% Maximum Sales Charge	—	—	(6.66)	15.87	14.83
Class C at NAV	03/07/2011	03/07/2011	(1.68)	16.37	14.81
Class C with 1% Maximum Sales Charge	—	—	(2.51)	16.37	14.81
Class I at NAV	03/07/2011	03/07/2011	(0.68)	17.54	15.80

Russell 1000® Growth Index	—	—	12.55%	20.22%	16.96%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	1.03%	1.78%	0.78%
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	02/29/2012	$39,825	N.A.
Class I	$250,000	02/29/2012	$1,084,895	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
4

Eaton Vance
Focused Growth Opportunities Fund
February 28, 2022
Fund Profile

Sector Allocation (% of net assets)*
*	Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
Amazon.com, Inc.	9.6%
Alphabet, Inc., Class C	8.1
Microsoft Corp.	7.8
Visa, Inc., Class A	5.6
QUALCOMM, Inc.	5.2
Micron Technology, Inc.	4.6
Intuit, Inc.	4.1
TJX Cos., Inc. (The)	3.8
Adobe, Inc.	3.3
Aptiv PLC	3.2
Total	55.3%

*	Excludes cash and cash equivalents.

5

Eaton Vance
Focused Growth Opportunities Fund
February 28, 2022
Endnotes and Additional Disclosures

†	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[1]	Russell 1000® Growth Index is an unmanaged index of U.S. large-cap growth stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
Fund profile subject to change due to active management.
Additional Information
S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Dow Jones Industrial Average® is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Nasdaq Composite Index is a market capitalization-weighted index of all domestic and international securities listed on Nasdaq. Source: Nasdaq, Inc. The information is provided by Nasdaq (with its affiliates, are referred to as the “Corporations”) and Nasdaq’s third party licensors on an “as is” basis and the Corporations make no guarantees and bear no liability of any kind with respect to the information or the Fund. Russell 1000® Index is an unmanaged index of 1,000 U.S. large-cap stocks. Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks.

6

Eaton Vance
Focused Growth Opportunities Fund
February 28, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2021 to February 28, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (9/1/21)	Ending Account Value (2/28/22)	Expenses Paid During Period* (9/1/21 – 2/28/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 884.90	$4.77	1.02%
Class C	$1,000.00	$ 881.70	$8.26	1.77%
Class I	$1,000.00	$ 886.20	$3.60	0.77%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.74	$5.11	1.02%
Class C	$1,000.00	$1,016.02	$8.85	1.77%
Class I	$1,000.00	$1,020.98	$3.86	0.77%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2021.
7

Eaton Vance
Focused Growth Opportunities Fund
February 28, 2022
Portfolio of Investments

Common Stocks — 99.2%
Security	Shares	Value
Auto Components — 3.2%
Aptiv PLC(1)	49,804	$ 6,446,630
		$ 6,446,630
Capital Markets — 2.0%
Charles Schwab Corp. (The)	47,231	$ 3,989,130
		$ 3,989,130
Electrical Equipment — 1.4%
AMETEK, Inc.	22,849	$ 2,965,572
		$ 2,965,572
Entertainment — 5.0%
Netflix, Inc.(1)	10,745	$ 4,239,118
Walt Disney Co. (The)(1)	39,968	5,933,649
		$ 10,172,767
Food & Staples Retailing — 2.9%
Sysco Corp.	67,593	$ 5,887,350
		$ 5,887,350
Health Care Equipment & Supplies — 5.4%
Inari Medical, Inc.(1)	53,418	$ 4,699,716
Intuitive Surgical, Inc.(1)	21,857	6,345,743
		$ 11,045,459
Health Care Providers & Services — 2.6%
UnitedHealth Group, Inc.	11,347	$ 5,399,697
		$ 5,399,697
Household Products — 2.1%
Church & Dwight Co., Inc.	43,647	$ 4,270,859
		$ 4,270,859
Interactive Media & Services — 8.1%
Alphabet, Inc., Class C(1)	6,142	$ 16,570,010
		$ 16,570,010
Internet & Direct Marketing Retail — 9.6%
Amazon.com, Inc.(1)	6,351	$ 19,505,572
		$ 19,505,572
Security	Shares	Value
IT Services — 5.6%
Visa, Inc., Class A	52,482	$ 11,342,410
		$ 11,342,410
Life Sciences Tools & Services — 1.4%
10X Genomics, Inc., Class A(1)	34,217	$ 2,787,659
		$ 2,787,659
Machinery — 2.3%
Westinghouse Air Brake Technologies Corp.	50,105	$ 4,650,746
		$ 4,650,746
Oil, Gas & Consumable Fuels — 2.6%
EOG Resources, Inc.	45,540	$ 5,233,457
		$ 5,233,457
Road & Rail — 4.3%
CSX Corp.	105,255	$ 3,569,197
Uber Technologies, Inc.(1)	142,819	5,145,769
		$ 8,714,966
Semiconductors & Semiconductor Equipment — 15.1%
Ambarella, Inc. (1)	37,471	$ 5,235,074
Micron Technology, Inc.	104,393	9,276,362
QUALCOMM, Inc.	61,513	10,579,621
Texas Instruments, Inc.	32,777	5,571,762
		$ 30,662,819
Software — 19.9%
Adobe, Inc.(1)	14,450	$ 6,757,976
Altair Engineering, Inc., Class A(1)(2)	42,836	2,845,167
Intuit, Inc.	17,405	8,256,410
Microsoft Corp.	52,884	15,801,210
Palantir Technologies, Inc., Class A(1)	264,522	3,134,586
Paycom Software, Inc.(1)	10,830	3,673,644
		$ 40,468,993
Specialty Retail — 3.8%
TJX Cos., Inc. (The)	118,072	$ 7,804,559
		$ 7,804,559

8
See Notes to Financial Statements.

Eaton Vance
Focused Growth Opportunities Fund
February 28, 2022
Portfolio of Investments — continued

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 1.9%
Logitech International S.A.(2)	52,388	$ 3,910,240
		$ 3,910,240
Total Common Stocks (identified cost $116,069,613)		$201,828,895

Short-Term Investments — 2.9%
Affiliated Fund — 1.0%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.09%(3)	2,003,307	$ 2,003,106
Total Affiliated Fund (identified cost $2,003,106)		$ 2,003,106

Securities Lending Collateral — 1.9%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.06%(4)	3,967,596	$ 3,967,596
Total Securities Lending Collateral (identified cost $3,967,596)		$ 3,967,596
Total Short-Term Investments (identified cost $5,970,702)		$ 5,970,702
Total Investments — 102.1% (identified cost $122,040,315)		$207,799,597
Other Assets, Less Liabilities — (2.1)%		$ (4,361,870)
Net Assets — 100.0%		$203,437,727
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at February 28, 2022. The aggregate market value of securities on loan at February 28, 2022 was $6,347,001.
(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2022.
(4)	Represents investment of cash collateral received in connection with securities lending.
9
See Notes to Financial Statements.

Eaton Vance
Focused Growth Opportunities Fund
February 28, 2022
Statement of Assets and Liabilities

February 28, 2022
Assets
Unaffiliated investments, at value including $6,347,001 of securities on loan (identified cost $120,037,209)	$ 205,796,491
Affiliated investment, at value (identified cost $2,003,106)	2,003,106
Dividends receivable	124,024
Dividends receivable from affiliated investment	160
Receivable for Fund shares sold	195,567
Securities lending income receivable	985
Tax reclaims receivable	11,655
Total assets	$208,131,988
Liabilities
Collateral for securities loaned	$ 3,967,596
Payable for investments purchased	147,384
Payable for Fund shares redeemed	359,751
Payable to affiliates:
Investment adviser and administration fee	103,404
Distribution and service fees	20,780
Accrued expenses	95,346
Total liabilities	$ 4,694,261
Net Assets	$203,437,727
Sources of Net Assets
Paid-in capital	$ 85,922,927
Distributable earnings	117,514,800
Net Assets	$203,437,727
Class A Shares
Net Assets	$ 43,385,459
Shares Outstanding	1,643,154
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 26.40
Maximum Offering Price Per Share (100 ÷ 94.25 of net asset value per share)	$ 28.01
Class C Shares
Net Assets	$ 15,699,810
Shares Outstanding	661,930
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 23.72
Class I Shares
Net Assets	$ 144,352,458
Shares Outstanding	5,317,645
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 27.15
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
10
See Notes to Financial Statements.

Eaton Vance
Focused Growth Opportunities Fund
February 28, 2022
Statement of Operations

Year Ended
February 28, 2022
Investment Income
Dividend income (net of foreign taxes withheld of $11,557)	$ 2,232,099
Dividend income from affiliated investment	1,453
Securities lending income, net	38,945
Total investment income	$ 2,272,497
Expenses
Investment adviser and administration fee	$ 2,021,064
Distribution and service fees:
Class A	123,422
Class C	187,444
Trustees’ fees and expenses	14,529
Custodian fee	75,554
Transfer and dividend disbursing agent fees	118,531
Legal and accounting services	42,139
Printing and postage	16,787
Registration fees	53,263
Miscellaneous	21,085
Total expenses	$ 2,673,818
Net investment loss	$ (401,321)
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 68,021,964
Investment transactions - affiliated investment	36
Foreign currency transactions	(6)
Net realized gain	$ 68,021,994
Change in unrealized appreciation (depreciation):
Investments	$ (57,596,438)
Net change in unrealized appreciation (depreciation)	$(57,596,438)
Net realized and unrealized gain	$ 10,425,556
Net increase in net assets from operations	$ 10,024,235
11
See Notes to Financial Statements.

Eaton Vance
Focused Growth Opportunities Fund
February 28, 2022
Statements of Changes in Net Assets

	Year Ended February 28,
	2022	2021
Increase (Decrease) in Net Assets
From operations:
Net investment loss	$ (401,321)	$ (653,951)
Net realized gain	68,021,994	50,725,157
Net change in unrealized appreciation (depreciation)	(57,596,438)	81,127,880
Net increase in net assets from operations	$ 10,024,235	$131,199,086
Distributions to shareholders:
Class A	$ (7,288,326)	$ (4,053,710)
Class C	(2,918,649)	(1,866,966)
Class I	(36,964,792)	(21,384,458)
Total distributions to shareholders	$ (47,171,767)	$ (27,305,134)
Transactions in shares of beneficial interest:
Class A	$ 2,495,166	$ (2,551,282)
Class C	(562,299)	(2,179,883)
Class I	(87,244,922)	(24,642,271)
Net decrease in net assets from Fund share transactions	$ (85,312,055)	$ (29,373,436)
Net increase (decrease) in net assets	$(122,459,587)	$ 74,520,516
Net Assets
At beginning of year	$ 325,897,314	$ 251,376,798
At end of year	$ 203,437,727	$325,897,314
12
See Notes to Financial Statements.

Eaton Vance
Focused Growth Opportunities Fund
February 28, 2022
Financial Highlights

	Class A
	Year Ended February 28,			Year Ended February 28,
	2022	2021	Year Ended February 29, 2020	2019	2018
Net asset value — Beginning of year	$ 31.150	$ 21.700	$ 21.510	$ 21.640	$ 17.600
Income (Loss) From Operations
Net investment loss(1)	$ (0.090)	$ (0.101)	$ (0.050)	$ (0.035)	$ (0.041)
Net realized and unrealized gain	0.363	12.258	1.427	1.829	4.088
Total income from operations	$ 0.273	$12.157	$ 1.377	$ 1.794	$ 4.047
Less Distributions
From net investment income	$ —	$ —	$ —	$ —	$ (0.007)
From net realized gain	(5.023)	(2.707)	(1.187)	(1.924)	—
Total distributions	$ (5.023)	$ (2.707)	$ (1.187)	$ (1.924)	$ (0.007)
Net asset value — End of year	$26.400	$31.150	$21.700	$21.510	$21.640
Total Return(2)	(0.97)%	57.19%	6.35%	8.83%	23.00% (3)
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$ 43,385	$ 48,290	$ 35,678	$ 42,653	$ 32,847
Ratios (as a percentage of average daily net assets):
Expenses	1.01%	1.03%	1.03%	1.05%	1.05% (3)
Net investment loss	(0.28)%	(0.38)%	(0.23)%	(0.16)%	(0.21)%
Portfolio Turnover	39%	59%	73%	79%	80%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.03% of average daily net assets for the year ended February 28, 2018). Absent this reimbursement, total return would be lower.
13
See Notes to Financial Statements.

Eaton Vance
Focused Growth Opportunities Fund
February 28, 2022
Financial Highlights — continued

	Class C
	Year Ended February 28,			Year Ended February 28,
	2022	2021	Year Ended February 29, 2020	2019	2018
Net asset value — Beginning of year	$ 28.480	$ 20.150	$ 20.200	$ 20.580	$ 16.860
Income (Loss) From Operations
Net investment loss(1)	$ (0.301)	$ (0.277)	$ (0.204)	$ (0.187)	$ (0.173)
Net realized and unrealized gain	0.382	11.314	1.341	1.731	3.893
Total income from operations	$ 0.081	$11.037	$ 1.137	$ 1.544	$ 3.720
Less Distributions
From net realized gain	$ (4.841)	$ (2.707)	$ (1.187)	$ (1.924)	$ —
Total distributions	$ (4.841)	$ (2.707)	$ (1.187)	$ (1.924)	$ —
Net asset value — End of year	$23.720	$28.480	$20.150	$20.200	$20.580
Total Return(2)	(1.68)%	56.00%	5.56%	8.04%	22.06% (3)
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 15,700	$ 19,242	$ 15,532	$ 18,552	$ 17,813
Ratios (as a percentage of average daily net assets):
Expenses	1.76%	1.78%	1.78%	1.80%	1.80% (3)
Net investment loss	(1.03)%	(1.13)%	(0.98)%	(0.91)%	(0.94)%
Portfolio Turnover	39%	59%	73%	79%	80%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.03% of average daily net assets for the year ended February 28, 2018). Absent this reimbursement, total return would be lower.
14
See Notes to Financial Statements.

Eaton Vance
Focused Growth Opportunities Fund
February 28, 2022
Financial Highlights — continued

	Class I
	Year Ended February 28,			Year Ended February 28,
	2022	2021	Year Ended February 29, 2020	2019	2018
Net asset value — Beginning of year	$ 31.880	$ 22.120	$ 21.840	$ 21.890	$ 17.810
Income (Loss) From Operations
Net investment income (loss)(1)	$ (0.010)	$ (0.035)	$ 0.005	$ 0.019	$ 0.010
Net realized and unrealized gain	0.371	12.502	1.462	1.855	4.129
Total income from operations	$ 0.361	$ 12.467	$ 1.467	$ 1.874	$ 4.139
Less Distributions
From net investment income	$ (0.061)	$ —	$ —	$ —	$ (0.059)
From net realized gain	(5.030)	(2.707)	(1.187)	(1.924)	—
Total distributions	$ (5.091)	$ (2.707)	$ (1.187)	$ (1.924)	$ (0.059)
Net asset value — End of year	$ 27.150	$ 31.880	$ 22.120	$ 21.840	$ 21.890
Total Return(2)	(0.68)%	57.52%	6.67%	9.09%	23.28% (3)
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$144,352	$258,365	$200,167	$207,312	$169,029
Ratios (as a percentage of average daily net assets):
Expenses	0.76%	0.78%	0.78%	0.80%	0.80% (3)
Net investment income (loss)	(0.03)%	(0.13)%	0.02%	0.09%	0.05%
Portfolio Turnover	39%	59%	73%	79%	80%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.03% of average daily net assets for the year ended February 28, 2018). Absent this reimbursement, total return would be lower.
15
See Notes to Financial Statements.

Eaton Vance
Focused Growth Opportunities Fund
February 28, 2022
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Focused Growth Opportunities Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions— Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries’ tax rules and rates.
D  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of February 28, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Other assets and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions.
16

Eaton Vance
Focused Growth Opportunities Fund
February 28, 2022
Notes to Financial Statements — continued

G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended February 28, 2022 and February 28, 2021 was as follows:
	Year Ended February 28,
	2022	2021
Ordinary income	$ 5,996,654	$ 2,039,290
Long-term capital gains	$41,175,113	$25,265,844
During the year ended February 28, 2022, distributable earnings was decreased by $12,451,582 and paid-in capital was increased by $12,451,582 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of February 28, 2022, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 1,223,074
Undistributed long-term capital gains	31,835,826
Net unrealized appreciation	84,455,900
Distributable earnings	$117,514,800
17

Eaton Vance
Focused Growth Opportunities Fund
February 28, 2022
Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$123,343,697
Gross unrealized appreciation	$ 87,793,835
Gross unrealized depreciation	(3,337,935)
Net unrealized appreciation	$ 84,455,900
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and EVM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory and administrative agreement (the “New Agreement”) with EVM, which took effect on March 1, 2021. The Fund’s prior fee reduction agreement was incorporated into the New Agreement. Pursuant to the New Agreement (and the Fund’s investment advisory and administrative agreement and related fee reduction agreement with EVM in effect prior to March 1, 2021), the fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion but less than $5 billion	0.580%
$5 billion and over	0.565%
For the year ended February 28, 2022, the investment adviser and administration fee amounted to $2,021,064 or 0.65% of the Fund's average daily net assets. The Fund may invest its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended February 28, 2022, EVM earned $16,205 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $6,894 as its portion of the sales charge on sales of Class A shares for the year ended February 28, 2022. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended February 28, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended February 28, 2022 amounted to $123,422 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended February 28, 2022, the Fund paid or accrued to EVD $140,583 for Class C shares.
18

Eaton Vance
Focused Growth Opportunities Fund
February 28, 2022
Notes to Financial Statements — continued

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended February 28, 2022 amounted to $46,861 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended February 28, 2022, the Fund was informed that EVD received less than $100 paid by Class A shareholders and approximately $1,000 of CDSCs paid by Class C shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $120,113,537 and $253,360,539, respectively, for the year ended February 28, 2022.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Year Ended February 28, 2022		Year Ended February 28, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	161,062	$ 5,053,655	342,562	$ 8,841,665
Issued to shareholders electing to receive payments of distributions in Fund shares	234,057	6,977,245	135,394	3,922,055
Redemptions	(314,838)	(9,931,256)	(605,449)	(16,292,305)
Converted from Class C shares	12,501	395,522	33,966	977,303
Net increase (decrease)	92,782	$ 2,495,166	(93,527)	$ (2,551,282)
Class C
Sales	49,689	$ 1,451,156	124,936	$ 3,131,586
Issued to shareholders electing to receive payments of distributions in Fund shares	106,236	2,849,241	67,051	1,784,518
Redemptions	(155,929)	(4,467,174)	(250,203)	(6,118,684)
Converted to Class A shares	(13,712)	(395,522)	(36,911)	(977,303)
Net decrease	(13,716)	$ (562,299)	(95,127)	$ (2,179,883)
Class I
Sales	903,601	$ 29,592,755	1,981,467	$ 49,983,261
Issued to shareholders electing to receive payments of distributions in Fund shares	1,196,584	36,651,356	720,454	21,349,589
Redemptions	(4,886,559)	(153,489,033)	(3,648,627)	(95,975,121)
Net decrease	(2,786,374)	$ (87,244,922)	(946,706)	$(24,642,271)
19

Eaton Vance
Focused Growth Opportunities Fund
February 28, 2022
Notes to Financial Statements — continued

At February 28, 2022, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 22.4% of the value of the outstanding shares of the Fund.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended February 28, 2022.
9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At February 28, 2022, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $6,347,001 and $6,520,414, respectively. Collateral received was comprised of cash of $3,967,596 and U.S. government and/or agencies securities of $2,552,818. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of February 28, 2022.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$3,967,596	$ —	$ —	$ —	$3,967,596
The carrying amount of the liability for collateral for securities loaned at February 28, 2022 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at February 28, 2022.
20

Eaton Vance
Focused Growth Opportunities Fund
February 28, 2022
Notes to Financial Statements — continued

10  Investments in Affiliated Funds
At February 28, 2022, the value of the Fund's investment in affiliated funds was $2,003,106, which represents 1.0% of the Fund's net assets. Transactions in affiliated funds by the Fund for the year ended February 28, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$977,699	$58,558,337	$(57,532,966)	$36	$ —	$2,003,106	$1,453	2,003,307
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At February 28, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 201,828,895*	$ —	$ —	$ 201,828,895
Short-Term Investments:
Affiliated Fund	—	2,003,106	—	2,003,106
Securities Lending Collateral	3,967,596	—	—	3,967,596
Total Investments	$205,796,491	$2,003,106	$ —	$207,799,597
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
12  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.
21

Eaton Vance
Focused Growth Opportunities Fund
February 28, 2022
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Focused Growth Opportunities Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Focused Growth Opportunities Fund (the "Fund") (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of February 28, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of February 28, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
April 18, 2022
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
22

Eaton Vance
Focused Growth Opportunities Fund
February 28, 2022
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2023 will show the tax status of all distributions paid to your account in calendar year 2022. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended February 28, 2022, the Fund designates approximately $2,150,110, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2022 ordinary income dividends, 44.20% qualifies for the corporate dividends received deduction.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2022, $63,942,555 or, if subsequently determined to be different, the net capital gain of such year.
23

Eaton Vance
Focused Growth Opportunities Fund
February 28, 2022
Management and Organization

Fund Management. The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Board members and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund's current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used below, “BMR” refers to Boston Management and Research, “EVC” refers to Eaton Vance Corp., “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Effective March 1, 2021, each of EVM, BMR, EVD and EV are indirect, wholly-owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 138 funds (with the exception of Messrs. Faust and Wennerholm and Ms. Frost who oversee 137 funds, Mr. Bowser who oversees 110 funds and Ms. Wiser who oversees 135 funds) in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Thomas E. Faust Jr. 1958	Trustee	Since 2007	Chairman of Morgan Stanley Investment Management, Inc. (MSIM), member of the Board of Managers and President of EV, Chief Executive Officer of EVM and BMR, and Director of EVD. Formerly, Chairman, Chief Executive Officer and President of EVC. Mr. Faust is an interested person because of his positions with MSIM, BMR, EVM, EVD, and EV, which are affiliates of the Trust, and his former position with EVC, which was an affiliate of the Trust prior to March 1, 2021.
Other Directorships. Formerly, Director of EVC (2007-2021) and Hexavest Inc.
Noninterested Trustees
Alan C. Bowser 1962	Trustee	Since 2022	Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011- present).
Other Directorships. None.
Mark R. Fetting 1954	Trustee	Since 2016	Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).
Other Directorships. None.
Cynthia E. Frost 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).
Other Directorships. None.
George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.
24

Eaton Vance
Focused Growth Opportunities Fund
February 28, 2022
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Valerie A. Mosley 1960	Trustee	Since 2014	Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUP, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).
Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Groupon, Inc. (e-commerce provider) (since April 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020).
William H. Park 1947	Trustee	Since 2003	Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).
Other Directorships. None.
Helen Frame Peters 1948	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).
Other Directorships. None.
Keith Quinton 1958	Trustee	Since 2018	Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).
Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.
Marcus L. Smith 1966	Trustee	Since 2018	Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).
Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).
Susan J. Sutherland 1957	Trustee	Since 2015	Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).
Other Directorships. Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (since 2021).
Scott E. Wennerholm 1959	Trustee	Since 2016	Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).
Other Directorships. None.
25

Eaton Vance
Focused Growth Opportunities Fund
February 28, 2022
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Nancy A. Wiser 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021). Other Directorships. None.

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Eric A. Stein 1980	President	Since 2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).
Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.
James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.
Jill R. Damon 1984	Secretary	Since 2022	Vice President of EVM and BMR since 2017. Formerly, associate at Dechert LLP (2009-2017).
Richard F. Froio 1968	Chief Compliance Officer	Since 2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).
The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.
26

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
27

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
28

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
29

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

5300    2.28.22

Eaton Vance
Focused Value Opportunities Fund
Annual Report
February 28, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report February 28, 2022
Eaton Vance
Focused Value Opportunities Fund

Eaton Vance
Focused Value Opportunities Fund
February 28, 2022
Management’s Discussion of Fund Performance†

Economic and Market Conditions
U.S. stock indexes posted strong returns for most of the 12-month period ended February 28, 2022, as investors cheered the reopening of businesses that had been affected by the COVID-19 pandemic and the rollout of several highly effective vaccines. In the final two months of the period, however, the combination of high inflation, war in Europe, and projected interest rate hikes by the U.S. Federal Reserve (the Fed) took much of the wind out of the market’s sails.
Throughout the period, significant market volatility was a frequent reminder of COVID-19’s firm grip on the U.S. and global economies. Worker shortages caused supply-chain disruptions. From computer chips to shipping containers, scarcities of key items led to temporary factory shutdowns and empty store shelves. Those shortages — combined with high demand from consumers eager to spend money saved earlier in the pandemic — led to higher year-over-year inflation than the U.S. had seen in decades.
Still, investor optimism about a recovering economy drove equity prices up during most of the period. But in September 2021, U.S. stock indexes reported negative returns, weighed down by rising COVID-19 infections and the Fed’s announcement that it might soon begin tapering its monthly bond purchases, which had stimulated the economy earlier.
In the final quarter of 2021, however, stock prices came roaring back. Even the late-November news of a new and more transmissible COVID-19 variant — Omicron — caused only a temporary market retreat. The Fed’s actions to tamp down inflation were applauded by investors, with stocks gaining ground after the announcements that tapering would begin and that three rate hikes were forecast for 2022.
But as the new year began, stock investors appeared to reevaluate the twin threats of inflation and rate hikes. Inflation remained more persistent than earlier forecast, and investors pondered how much the Fed might need to raise rates to tame it. At the same time, the Russian Federation — a significant energy supplier for much of the world and especially Europe — massed a large concentration of troops on its border with Ukraine and invaded without provocation on February 24. The threat and the subsequent reality of a shooting war in Europe rattled markets worldwide, and oil prices shot up to levels not seen in years. Nearly every major U.S. equity index posted negative returns for both January and February 2022.
For the period as a whole, however, most major U.S. indexes posted positive returns. The broad-market S&P 500® Index returned 16.39%; the blue-chip Dow Jones Industrial Average® was up 11.59%; and the technology-laden Nasdaq Composite Index rose 4.92%. Large-cap U.S. stocks, as measured by the Russell 1000® Index, outperformed their small-cap counterparts, as measured by the Russell 2000® Index — one of the few U.S. indexes to report a negative return during the period.
Fund Performance
For the 12-month period ended February 28, 2022, Eaton Vance Focused Value Opportunities Fund (the Fund) returned 18.11% for Class A shares at net asset value (NAV), outperforming its benchmark, the Russell 1000® Value Index (the Index), which returned 14.99%.
Stock selections in the communication services, energy, real estate, and financials sectors contributed to Fund performance versus the Index during the period. Within the energy sector, an overweight position relative to the Index in oil and gas exploration and production company ConocoPhillips, which was added to the Fund in the third quarter of 2021, contributed to Fund performance versus the Index. ConocoPhillips’ stock price benefited from rising crude oil prices in the latter half of 2021 and early 2022. The firm’s acquisition of substantial acreage in the oil-rich Permian Basin, located in Texas and New Mexico, was also a driver of ConocoPhillips’ strong stock performance during the period.
In the financials sector, the Fund’s overweight position in bank holding company M&T Bank Corp. rose in price as interest rates increased during the period, leading to higher profits on the bank’s loan products. Also in financials, the Fund’s overweight position in diversified financial services firm Wells Fargo & Co. (Wells Fargo) was buoyed by strong earnings in the first quarter of 2021 and by rising interest rates as well.
In contrast, stock selections in the information technology (IT) and health care sectors detracted from Fund performance relative to the Index. In the IT sector, overweighting Fidelity National Information Services, Inc. (Fidelity National), which provides payment and credit card processing services to banks and businesses, hurt returns relative to the Index. Although the firm delivered solid earnings during the period, its stock price declined on investor concerns about increasing competition in the payment processing industry, as well as pandemic headwinds for some of Fidelity National’s key markets, including travel and entertainment companies.
In the health care sector, the Fund’s out-of-Index position in Neurocrine Biosciences, Inc. (Neurocrine) declined in price and was sold out of the Fund. While sales of Neurocrine’s primary product, a treatment for a side effect of some mental health medications, continued to grow during the period, investors were concerned about the shift from in-person to telemedicine during the pandemic, which slowed the product’s rollout.
Significant detractors from relative performance in other sectors included an overweight position in entertainment and media firm The Walt Disney Company (Disney) in the communication services sector. Slower than expected subscriber growth for its Disney+ streaming service, combined with weakness in some international markets due to COVID-19 challenges, led Disney’s stock price to decline during the period.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Focused Value Opportunities Fund
February 28, 2022
Performance

Portfolio Manager(s) Edward J. Perkin, CFA, Aaron S. Dunn, CFA and Bradley Galko, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	03/07/2011	03/07/2011	18.11%	12.79%	12.37%
Class A with 5.75% Maximum Sales Charge	—	—	11.33	11.47	11.71
Class C at NAV	03/07/2011	03/07/2011	17.21	11.96	11.71
Class C with 1% Maximum Sales Charge	—	—	16.21	11.96	11.71
Class I at NAV	03/07/2011	03/07/2011	18.45	13.08	12.67

Russell 1000® Value Index	—	—	14.99%	9.45%	11.71%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
Gross	1.10%	1.85%	0.85%
Net	1.05	1.80	0.80
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	02/29/2012	$30,276	N.A.
Class I	$250,000	02/29/2012	$824,357	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
3

Eaton Vance
Focused Value Opportunities Fund
February 28, 2022
Fund Profile

Sector Allocation (% of net assets)*
*	Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
ConocoPhillips	5.7%
UnitedHealth Group, Inc.	5.4
Procter & Gamble Co. (The)	4.8
Wells Fargo & Co.	4.8
M&T Bank Corp.	4.3
Bristol-Myers Squibb Co.	4.2
Charles Schwab Corp. (The)	4.1
American International Group, Inc.	3.8
Westinghouse Air Brake Technologies Corp.	3.5
FMC Corp.	3.3
Total	43.9%

*	Excludes cash and cash equivalents.

4

Eaton Vance
Focused Value Opportunities Fund
February 28, 2022
Endnotes and Additional Disclosures

†	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[1]	Russell 1000® Value Index is an unmanaged index of U.S. large-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 6/30/22. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.

Additional Information
S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Dow Jones Industrial Average® is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Nasdaq Composite Index is a market capitalization-weighted index of all domestic and international securities listed on Nasdaq. Source: Nasdaq, Inc. The information is provided by Nasdaq (with its affiliates, are referred to as the “Corporations”) and Nasdaq’s third party licensors on an “as is” basis and the Corporations make no guarantees and bear no liability of any kind with respect to the information or the Fund. Russell 1000® Index is an unmanaged index of 1,000 U.S. large-cap stocks. Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks.

5

Eaton Vance
Focused Value Opportunities Fund
February 28, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2021 to February 28, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (9/1/21)	Ending Account Value (2/28/22)	Expenses Paid During Period* (9/1/21 – 2/28/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,050.30	$5.34**	1.05%
Class C	$1,000.00	$1,046.40	$9.13**	1.80%
Class I	$1,000.00	$1,051.80	$4.07**	0.80%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.59	$5.26**	1.05%
Class C	$1,000.00	$1,015.87	$9.00**	1.80%
Class I	$1,000.00	$1,020.83	$4.01**	0.80%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2021.
**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.
6

Eaton Vance
Focused Value Opportunities Fund
February 28, 2022
Portfolio of Investments

Common Stocks — 99.1%
Security	Shares	Value
Aerospace & Defense — 3.3%
Hexcel Corp.	156,610	$ 9,067,719
		$ 9,067,719
Banks — 11.2%
KeyCorp	235,539	$ 5,904,963
M&T Bank Corp.	64,705	11,791,192
Wells Fargo & Co.	245,041	13,077,838
		$ 30,773,993
Beverages — 3.0%
PepsiCo, Inc.	50,783	$ 8,315,208
		$ 8,315,208
Building Products — 2.1%
Johnson Controls International PLC	90,467	$ 5,876,736
		$ 5,876,736
Capital Markets — 7.3%
Charles Schwab Corp. (The)	132,808	$ 11,216,964
Goldman Sachs Group, Inc. (The)	25,733	8,782,415
		$ 19,999,379
Chemicals — 3.3%
FMC Corp.	78,351	$ 9,186,655
		$ 9,186,655
Containers & Packaging — 3.1%
Packaging Corp. of America	57,387	$ 8,446,793
		$ 8,446,793
Electric Utilities — 2.8%
Edison International	119,902	$ 7,604,185
		$ 7,604,185
Entertainment — 3.3%
Walt Disney Co. (The)(1)	60,954	$ 9,049,231
		$ 9,049,231
Equity Real Estate Investment Trusts (REITs) — 4.8%
EastGroup Properties, Inc.	33,885	$ 6,463,903
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Mid-America Apartment Communities, Inc.	32,663	$ 6,683,176
		$ 13,147,079
Food & Staples Retailing — 3.0%
Performance Food Group Co.(1)	146,190	$ 8,192,488
		$ 8,192,488
Health Care Providers & Services — 5.4%
UnitedHealth Group, Inc.	30,959	$ 14,732,459
		$ 14,732,459
Household Products — 4.8%
Procter & Gamble Co. (The)	85,531	$ 13,333,428
		$ 13,333,428
Insurance — 3.8%
American International Group, Inc.	172,669	$ 10,574,250
		$ 10,574,250
IT Services — 3.3%
Fidelity National Information Services, Inc.	94,545	$ 9,003,520
		$ 9,003,520
Machinery — 7.8%
PACCAR, Inc.	75,692	$ 6,949,283
Stanley Black & Decker, Inc.	29,940	4,871,238
Westinghouse Air Brake Technologies Corp.	105,476	9,790,282
		$ 21,610,803
Media — 2.6%
Fox Corp., Class A	172,805	$ 7,228,433
		$ 7,228,433
Oil, Gas & Consumable Fuels — 8.9%
ConocoPhillips	165,950	$ 15,742,017
Pioneer Natural Resources Co.	37,075	8,883,170
		$ 24,625,187
Pharmaceuticals — 7.3%
Bristol-Myers Squibb Co.	170,124	$ 11,682,415
Sanofi	81,405	8,509,468
		$ 20,191,883

7
See Notes to Financial Statements.

Eaton Vance
Focused Value Opportunities Fund
February 28, 2022
Portfolio of Investments — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 3.1%
Texas Instruments, Inc.	49,703	$ 8,449,013
		$ 8,449,013
Software — 2.7%
VMware, Inc., Class A	62,956	$ 7,385,998
		$ 7,385,998
Textiles, Apparel & Luxury Goods — 2.2%
Capri Holdings, Ltd.(1)	87,681	$ 5,939,511
		$ 5,939,511
Total Common Stocks (identified cost $226,915,341)		$272,733,951

Short-Term Investments — 0.9%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.09%(2)	2,564,756	$ 2,564,500
Total Short-Term Investments (identified cost $2,564,507)		$ 2,564,500
Total Investments — 100.0% (identified cost $229,479,848)		$275,298,451
Other Assets, Less Liabilities — 0.0%(3)		$ 50,791
Net Assets — 100.0%		$275,349,242
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2022.
(3)	Amount is less than 0.05%.
8
See Notes to Financial Statements.

Eaton Vance
Focused Value Opportunities Fund
February 28, 2022
Statement of Assets and Liabilities

February 28, 2022
Assets
Unaffiliated investments, at value (identified cost $226,915,341)	$ 272,733,951
Affiliated investment, at value (identified cost $2,564,507)	2,564,500
Dividends receivable	429,889
Dividends receivable from affiliated investment	217
Receivable for Fund shares sold	589,589
Receivable from affiliate	3,109
Total assets	$276,321,255
Liabilities
Payable for Fund shares redeemed	$ 720,706
Payable to affiliates:
Investment adviser and administration fee	147,047
Distribution and service fees	8,618
Accrued expenses	95,642
Total liabilities	$ 972,013
Net Assets	$275,349,242
Sources of Net Assets
Paid-in capital	$ 223,716,717
Distributable earnings	51,632,525
Net Assets	$275,349,242
Class A Shares
Net Assets	$ 22,657,696
Shares Outstanding	1,167,829
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 19.40
Maximum Offering Price Per Share (100 ÷ 94.25 of net asset value per share)	$ 20.58
Class C Shares
Net Assets	$ 5,574,839
Shares Outstanding	295,389
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 18.87
Class I Shares
Net Assets	$ 247,116,707
Shares Outstanding	12,666,865
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 19.51
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
9
See Notes to Financial Statements.

Eaton Vance
Focused Value Opportunities Fund
February 28, 2022
Statement of Operations

Year Ended
February 28, 2022
Investment Income
Dividend income (net of foreign taxes withheld of $33,499)	$ 5,844,110
Dividend income from affiliated investment	1,908
Securities lending income, net	32,668
Total investment income	$ 5,878,686
Expenses
Investment adviser and administration fee	$ 2,075,882
Distribution and service fees:
Class A	49,640
Class C	50,617
Trustees’ fees and expenses	14,580
Custodian fee	75,711
Transfer and dividend disbursing agent fees	117,319
Legal and accounting services	41,188
Printing and postage	18,116
Registration fees	61,402
Miscellaneous	22,599
Total expenses	$ 2,527,054
Deduct:
Allocation of expenses to affiliate	$ 50,964
Total expense reductions	$ 50,964
Net expenses	$ 2,476,090
Net investment income	$ 3,402,596
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 34,833,707
Investment transactions - affiliated investment	(188)
Foreign currency transactions	1,793
Net realized gain	$34,835,312
Change in unrealized appreciation (depreciation):
Investments	$ 9,820,609
Investments - affiliated investment	(7)
Net change in unrealized appreciation (depreciation)	$ 9,820,602
Net realized and unrealized gain	$44,655,914
Net increase in net assets from operations	$48,058,510
10
See Notes to Financial Statements.

Eaton Vance
Focused Value Opportunities Fund
February 28, 2022
Statements of Changes in Net Assets

	Year Ended February 28,
	2022	2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 3,402,596	$ 2,760,284
Net realized gain	34,835,312	1,496,676
Net change in unrealized appreciation (depreciation)	9,820,602	41,013,954
Net increase in net assets from operations	$ 48,058,510	$ 45,270,914
Distributions to shareholders:
Class A	$ (1,927,232)	$ (359,959)
Class C	(495,085)	(61,359)
Class I	(25,615,714)	(6,106,546)
Total distributions to shareholders	$ (28,038,031)	$ (6,527,864)
Transactions in shares of beneficial interest:
Class A	$ 9,593,156	$ (2,696,855)
Class C	2,175,794	115,684
Class I	(18,406,294)	52,944,253
Net increase (decrease) in net assets from Fund share transactions	$ (6,637,344)	$ 50,363,082
Net increase in net assets	$ 13,383,135	$ 89,106,132
Net Assets
At beginning of year	$ 261,966,107	$ 172,859,975
At end of year	$275,349,242	$261,966,107
11
See Notes to Financial Statements.

Eaton Vance
Focused Value Opportunities Fund
February 28, 2022
Financial Highlights

	Class A
	Year Ended February 28,			Year Ended February 28,
	2022	2021	Year Ended February 29, 2020	2019	2018
Net asset value — Beginning of year	$ 18.070	$ 15.220	$ 15.140	$ 16.620	$ 14.980
Income (Loss) From Operations
Net investment income(1)	$ 0.184	$ 0.190	$ 0.225	$ 0.197	$ 0.185
Net realized and unrealized gain	3.013	3.150	0.493 (2)	0.688	2.005
Total income from operations	$ 3.197	$ 3.340	$ 0.718	$ 0.885	$ 2.190
Less Distributions
From net investment income	$ (0.193)	$ (0.137)	$ (0.141)	$ (0.180)	$ (0.156)
From net realized gain	(1.674)	(0.353)	(0.497)	(2.185)	(0.394)
Total distributions	$ (1.867)	$ (0.490)	$ (0.638)	$ (2.365)	$ (0.550)
Net asset value — End of year	$19.400	$18.070	$15.220	$15.140	$16.620
Total Return(3)(4)	18.11%	22.49%	4.44%	5.35%	14.71%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$ 22,658	$ 12,136	$ 12,899	$ 8,680	$ 3,751
Ratios (as a percentage of average daily net assets):
Expenses (4)	1.05%	1.05%	1.05%	1.05%	1.05%
Net investment income	0.92%	1.25%	1.36%	1.24%	1.18%
Portfolio Turnover	87%	120%	109%	98%	99%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.02%, 0.06%, 0.09%, 0.20%, and 0.21% of average daily net assets for the years ended February 28, 2022 and 2021, February 29, 2020, and February 28, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
12
See Notes to Financial Statements.

Eaton Vance
Focused Value Opportunities Fund
February 28, 2022
Financial Highlights — continued

	Class C
	Year Ended February 28,			Year Ended February 28,
	2022	2021	Year Ended February 29, 2020	2019	2018
Net asset value — Beginning of year	$ 17.650	$ 14.920	$ 14.870	$ 16.370	$ 14.790
Income (Loss) From Operations
Net investment income(1)	$ 0.034	$ 0.066	$ 0.095	$ 0.077	$ 0.069
Net realized and unrealized gain	2.936	3.080	0.493 (2)	0.673	1.962
Total income from operations	$ 2.970	$ 3.146	$ 0.588	$ 0.750	$ 2.031
Less Distributions
From net investment income	$ (0.076)	$ (0.063)	$ (0.041)	$ (0.065)	$ (0.057)
From net realized gain	(1.674)	(0.353)	(0.497)	(2.185)	(0.394)
Total distributions	$ (1.750)	$ (0.416)	$ (0.538)	$ (2.250)	$ (0.451)
Net asset value — End of year	$18.870	$17.650	$14.920	$14.870	$16.370
Total Return(3)(4)	17.21%	21.60%	3.70%	4.55%	13.86%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 5,575	$ 3,205	$ 2,690	$ 1,799	$ 1,166
Ratios (as a percentage of average daily net assets):
Expenses (4)	1.80%	1.80%	1.80%	1.80%	1.80%
Net investment income	0.18%	0.44%	0.59%	0.49%	0.44%
Portfolio Turnover	87%	120%	109%	98%	99%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.02%, 0.06%, 0.09%, 0.20%, and 0.21% of average daily net assets for the years ended February 28, 2022 and 2021, February 29, 2020, and February 28, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
13
See Notes to Financial Statements.

Eaton Vance
Focused Value Opportunities Fund
February 28, 2022
Financial Highlights — continued

	Class I
	Year Ended February 28,			Year Ended February 28,
	2022	2021	Year Ended February 29, 2020	2019	2018
Net asset value — Beginning of year	$ 18.150	$ 15.280	$ 15.180	$ 16.650	$ 15.010
Income (Loss) From Operations
Net investment income(1)	$ 0.236	$ 0.220	$ 0.265	$ 0.238	$ 0.226
Net realized and unrealized gain	3.034	3.172	0.501 (2)	0.685	2.009
Total income from operations	$ 3.270	$ 3.392	$ 0.766	$ 0.923	$ 2.235
Less Distributions
From net investment income	$ (0.236)	$ (0.169)	$ (0.169)	$ (0.208)	$ (0.201)
From net realized gain	(1.674)	(0.353)	(0.497)	(2.185)	(0.394)
Total distributions	$ (1.910)	$ (0.522)	$ (0.666)	$ (2.393)	$ (0.595)
Net asset value — End of year	$ 19.510	$ 18.150	$ 15.280	$15.180	$16.650
Total Return(3)(4)	18.45%	22.77%	4.74%	5.59%	14.99%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$247,117	$246,625	$157,271	$ 91,832	$ 65,615
Ratios (as a percentage of average daily net assets):
Expenses (4)	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	1.18%	1.42%	1.60%	1.48%	1.43%
Portfolio Turnover	87%	120%	109%	98%	99%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.02%, 0.06%, 0.09%, 0.20%, and 0.21% of average daily net assets for the years ended February 28, 2022 and 2021, February 29, 2020, and February 28, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
14
See Notes to Financial Statements.

Eaton Vance
Focused Value Opportunities Fund
February 28, 2022
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Focused Value Opportunities Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries’ tax rules and rates.
D  Federal Taxes— The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
15

Eaton Vance
Focused Value Opportunities Fund
February 28, 2022
Notes to Financial Statements — continued

As of February 28, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended February 28, 2022 and February 28, 2021 was as follows:
	Year Ended February 28,
	2022	2021
Ordinary income	$12,130,846	$6,527,864
Long-term capital gains	$15,907,185	$ —
During the year ended February 28, 2022, distributable earnings was decreased by $3,964,035 and paid-in capital was increased by $3,964,035 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
16

Eaton Vance
Focused Value Opportunities Fund
February 28, 2022
Notes to Financial Statements — continued

As of February 28, 2022, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 1,399,402
Undistributed long-term capital gains	7,327,410
Net unrealized appreciation	42,905,713
Distributable earnings	$51,632,525
The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$232,392,738
Gross unrealized appreciation	$ 47,269,922
Gross unrealized depreciation	(4,364,209)
Net unrealized appreciation	$ 42,905,713
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and EVM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory and administrative agreement (the “New Agreement”) with EVM, which took effect on March 1, 2021. The Fund’s prior fee reduction agreement was incorporated into the New Agreement. Pursuant to the New Agreement (and the Fund’s investment advisory and administrative agreement and related fee reduction agreement with EVM in effect prior to March 1, 2021), the fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.700%
$500 million but less than $1 billion	0.675%
$1 billion but less than $2.5 billion	0.650%
$2.5 billion but less than $5 billion	0.630%
$5 billion and over	0.615%
For the year ended February 28, 2022, the investment adviser and administration fee amounted to $2,075,882 or 0.70% of the Fund's average daily net assets. The Fund may invest its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.
EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.05%, 1.80% and 0.80% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, through June 30, 2022. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM was allocated $50,964 of the Fund's operating expenses for the year ended February 28, 2022.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended February 28, 2022, EVM earned $5,925 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $90,270 as its portion of the sales charge on sales of Class A shares for the year ended February 28, 2022. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended February 28, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.
17

Eaton Vance
Focused Value Opportunities Fund
February 28, 2022
Notes to Financial Statements — continued

4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended February 28, 2022 amounted to $49,640 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended February 28, 2022, the Fund paid or accrued to EVD $37,963 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended February 28, 2022 amounted to $12,654 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended February 28, 2022, the Fund was informed that EVD received approximately $1,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $253,936,757 and $285,778,405, respectively, for the year ended February 28, 2022.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Year Ended February 28, 2022		Year Ended February 28, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	642,065	$ 12,544,335	257,244	$ 3,880,588
Issued to shareholders electing to receive payments of distributions in Fund shares	103,391	1,927,200	23,237	359,959
Redemptions	(257,334)	(5,036,594)	(471,249)	(7,182,074)
Converted from Class C shares	8,096	158,215	14,729	244,672
Net increase (decrease)	496,218	$ 9,593,156	(176,039)	$ (2,696,855)
Class C
Sales	144,728	$ 2,775,745	114,913	$ 1,805,432
Issued to shareholders electing to receive payments of distributions in Fund shares	27,262	495,085	4,111	61,359
Redemptions	(49,927)	(936,821)	(102,601)	(1,506,435)
Converted to Class A shares	(8,320)	(158,215)	(15,112)	(244,672)
Net increase	113,743	$ 2,175,794	1,311	$ 115,684
18

Eaton Vance
Focused Value Opportunities Fund
February 28, 2022
Notes to Financial Statements — continued

	Year Ended February 28, 2022		Year Ended February 28, 2021
	Shares	Amount	Shares	Amount
Class I
Sales	6,037,242	$ 119,587,150	7,919,198	$ 123,641,712
Issued to shareholders electing to receive payments of distributions in Fund shares	1,367,630	25,615,714	388,954	6,106,432
Redemptions	(8,323,770)	(163,609,158)	(5,018,256)	(76,803,891)
Net increase (decrease)	(918,898)	$ (18,406,294)	3,289,896	$ 52,944,253
At February 28, 2022, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 42.8% of the value of the outstanding shares of the Fund.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended February 28, 2022.
9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At February 28, 2022, the Fund had no securities on loan.
19

Eaton Vance
Focused Value Opportunities Fund
February 28, 2022
Notes to Financial Statements — continued

10  Investments in Affiliated Funds
At February 28, 2022, the value of the Fund's investment in affiliated funds was $2,564,500, which represents 0.9% of the Fund's net assets. Transactions in affiliated funds by the Fund for the year ended February 28, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$5,089,406	$116,946,182	$(119,470,893)	$(188)	$(7)	$2,564,500	$1,908	2,564,756
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At February 28, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 16,277,664	$ —	$ —	$ 16,277,664
Consumer Discretionary	5,939,511	—	—	5,939,511
Consumer Staples	29,841,124	—	—	29,841,124
Energy	24,625,187	—	—	24,625,187
Financials	61,347,622	—	—	61,347,622
Health Care	26,414,874	8,509,468	—	34,924,342
Industrials	36,555,258	—	—	36,555,258
Information Technology	24,838,531	—	—	24,838,531
Materials	17,633,448	—	—	17,633,448
Real Estate	13,147,079	—	—	13,147,079
Utilities	7,604,185	—	—	7,604,185
Total Common Stocks	$264,224,483	$ 8,509,468*	$ —	$272,733,951
Short-Term Investments	$ —	$ 2,564,500	$ —	$ 2,564,500
Total Investments	$264,224,483	$11,073,968	$ —	$275,298,451
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
20

Eaton Vance
Focused Value Opportunities Fund
February 28, 2022
Notes to Financial Statements — continued

12  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
21

Eaton Vance
Focused Value Opportunities Fund
February 28, 2022
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Focused Value Opportunities Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Focused Value Opportunities Fund (the "Fund") (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of February 28, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of February 28, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
April 18, 2022
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
22

Eaton Vance
Focused Value Opportunities Fund
February 28, 2022
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2023 will show the tax status of all distributions paid to your account in calendar year 2022. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified business income, qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.
Qualified Business Income. For the fiscal year ended February 28, 2022, the Fund designates $220,186, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.
Qualified Dividend Income. For the fiscal year ended February 28, 2022, the Fund designates approximately $5,424,035, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2022 ordinary income dividends, 40.53% qualifies for the corporate dividends received deduction.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2022, $23,058,738 or, if subsequently determined to be different, the net capital gain of such year.
23

Eaton Vance
Focused Value Opportunities Fund
February 28, 2022
Management and Organization

Fund Management. The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Board members and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund's current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used below, “BMR” refers to Boston Management and Research, “EVC” refers to Eaton Vance Corp., “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Effective March 1, 2021, each of EVM, BMR, EVD and EV are indirect, wholly-owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 138 funds (with the exception of Messrs. Faust and Wennerholm and Ms. Frost who oversee 137 funds, Mr. Bowser who oversees 110 funds and Ms. Wiser who oversees 135 funds) in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Thomas E. Faust Jr. 1958	Trustee	Since 2007	Chairman of Morgan Stanley Investment Management, Inc. (MSIM), member of the Board of Managers and President of EV, Chief Executive Officer of EVM and BMR, and Director of EVD. Formerly, Chairman, Chief Executive Officer and President of EVC. Mr. Faust is an interested person because of his positions with MSIM, BMR, EVM, EVD, and EV, which are affiliates of the Trust, and his former position with EVC, which was an affiliate of the Trust prior to March 1, 2021.
Other Directorships. Formerly, Director of EVC (2007-2021) and Hexavest Inc.(investment management firm) (2012-2021).
Noninterested Trustees
Alan C. Bowser 1962	Trustee	Since 2022	Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011- present).
Other Directorships. None.
Mark R. Fetting 1954	Trustee	Since 2016	Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).
Other Directorships. None.
Cynthia E. Frost 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).
Other Directorships. None.
George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.
24

Eaton Vance
Focused Value Opportunities Fund
February 28, 2022
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Valerie A. Mosley 1960	Trustee	Since 2014	Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUP, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).
Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Groupon, Inc. (e-commerce provider) (since April 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020).
William H. Park 1947	Trustee	Since 2003	Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).
Other Directorships. None.
Helen Frame Peters 1948	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).
Other Directorships. None.
Keith Quinton 1958	Trustee	Since 2018	Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).
Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.
Marcus L. Smith 1966	Trustee	Since 2018	Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).
Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).
Susan J. Sutherland 1957	Trustee	Since 2015	Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).
Other Directorships. Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (since 2021).
Scott E. Wennerholm 1959	Trustee	Since 2016	Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).
Other Directorships. None.
25

Eaton Vance
Focused Value Opportunities Fund
February 28, 2022
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Nancy A. Wiser 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021). Other Directorships. None.

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Eric A. Stein 1980	President	Since 2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).
Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.
James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.
Jill R. Damon 1984	Secretary	Since 2022	Vice President of EVM and BMR since 2017. Formerly, associate at Dechert LLP (2009-2017).
Richard F. Froio 1968	Chief Compliance Officer	Since 2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).
The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.
26

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
27

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
28

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

5305    2.28.22

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman, William H. Park and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm). Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance Focused Growth Opportunities Fund and Eaton Vance Focused Value Opportunities Fund (the “Fund(s)”) are series of Eaton Vance Growth Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 11 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

(a)-(d)

The following tables present the aggregate fees billed to each Fund for each Fund’s fiscal years ended February 28, 2021 and February 28, 2022 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such period.

Eaton Vance Focused Growth Opportunities Fund

Fiscal Years Ended	2/28/21	2/28/22
Audit Fees	$28,050	$27,050
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,420	$9,770
All Other Fees(3)	$0	$0

Total	$37,470	$36,820

Eaton Vance Focused Value Opportunities Fund

Fiscal Years Ended	2/28/21	2/28/22
Audit Fees	$28,050	$27,050
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,420	$9,770
All Other Fees(3)	$0	$0

Total	$37,470	$36,820

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends (February 28, July 31, August 31, September 30 or November 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended*	7/31/20	8/31/20	9/30/20	11/30/20	2/28/21	8/31/21	9/30/21	11/30/21	2/28/22
Audit Fees	$108,550	$187,200	$111,750	$56,900	$56,100	$163,600	$94,450	$54,400	$54,100
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$44,911	$60,311	$38,476	$21,701	$18,840	$54,036	$36,401	$23,701	$19,540
All Other Fees(3)	$0	$0	$0	$0	$0	$0	$0	$0	$0

Total	$153,461	$247,511	$150,226	$78,601	$74,940	$217,636	$130,851	$78,101	$73,640

*	Information is not presented for the fiscal year ended 7/31/21, as no Series in the Trust with such fiscal year end was in operation during such period.
(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended*	7/31/20	8/31/20	9/30/20	11/30/20	2/28/21	8/31/21	9/30/21	11/30/21	2/28/22

Registrant(1)	$44,911	$60,311	$38,476	$21,701	$18,840	$54,036	$36,401	$23,701	$19,540
Eaton Vance(2)	$51,800	$51,800	$51,800	$51,800	$150,300	$150,300	$51,800	$51,800	$51,800

*	Information is not presented for the fiscal year ended 7/31/21, as no Series in the Trust with such fiscal year end was in operation during such period.
(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Morgan Stanley act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: April 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: April 25, 2022

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: April 25, 2022